Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Loss Contingencies [Line Items]
Minimum rental payments for operating leases and minimum lease payments for capital leases in each of the next five years and thereafter
Future minimum rental payments for operating leases having initial non-cancelable lease terms of more than one year and minimum lease payments for capital leases for the next five years and thereafter, are as follows:

In millions	Operating	Capital
2019	$190	$10
2020	136	15
2021	103	5
2022	64	—
2023	45	—
2024 & thereafter	125	—
Total	$663	$30
Less: Imputed interest on capital leases at rates ranging from approximately 1.8% to 4.3%		1
Present value of minimum lease payments included in debt (Note 11)		$29

Provision for specific environmental sites
As at December 31, 2018, 2017 and 2016, the Company's provision for specific environmental sites was as follows:

In millions	2018	2017	2016
Beginning of year	$78	$86	$110
Accruals and other	16	16	6
Payments	(34)	(23)	(29)
Foreign exchange	1	(1)	(1)
End of year	$61	$78	$86
Current portion - End of year	$39	$57	$50

Employee injuries, Canada [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2018, 2017 and 2016, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2018	2017	2016
Beginning of year	$183	$183	$191
Accruals and other	52	38	24
Payments	(28)	(38)	(32)
End of year	$207	$183	$183
Current portion - End of year	$60	$40	$39

Employee injuries, United States [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2018, 2017 and 2016, the Company's provision for personal injury and other claims in the U.S. was as follows:

In millions	2018	2017	2016
Beginning of year	$116	$118	$105
Accruals and other	41	46	51
Payments	(28)	(41)	(34)
Foreign exchange	10	(7)	(4)
End of year	$139	$116	$118
Current portion - End of year	$37	$25	$37